Comparative Figures - Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated balance sheet [line items]
Intangible assets	$ 2,210	$ 69
Goodwill	11,431	97
Investments in equity-accounted investees	692	30
Investments in subsidiaries, joint ventures and associates	878	292
Short-term debt	629	730
Short-term borrowings	8,205	3,750
Payables and accrued charges	6,703	836
Current portion of derivative instrument liabilities	45	29
Other non-currentliabilities	$ 176	86
Previously reported [member]
Disclosure of consolidated balance sheet [line items]
Intangible assets		166
Intangible assets and goodwill		166
Investments in equity-accounted investees		30
Available-for-saleinvestments		262
Investments in subsidiaries, joint ventures and associates		292
Short-term debt and current portion of long-term debt		730
Short-term borrowings		730
Payables and accrued charges		807
Current portion of derivative instrument liabilities		29
Current accrued expenses and other current liabilities		836
Other non-currentliabilities		51
Derivative instrument liabilities		35
Non current derivative financial liabilities and other non current financial liabilities		86
Reclassification Amounts [member]
Disclosure of consolidated balance sheet [line items]
Intangible assets		(166)
Goodwill		97
Other intangible assets		69
Investments in equity-accounted investees		(30)
Available-for-saleinvestments		(262)
Investments		292
Short-term debt and current portion of long-term debt		(730)
Short-term debt		730
Payables and accrued charges		29
Current portion of derivative instrument liabilities		(29)
Other non-currentliabilities		35
Derivative instrument liabilities		(35)
Reported after Reclassifications [member]
Disclosure of consolidated balance sheet [line items]
Goodwill		97
Other intangible assets		69
Intangible assets and goodwill		166
Investments		292
Investments in subsidiaries, joint ventures and associates		292
Short-term debt		730
Short-term borrowings		730
Payables and accrued charges		836
Current accrued expenses and other current liabilities		836
Other non-currentliabilities		86
Non current derivative financial liabilities and other non current financial liabilities		$ 86